Share-based compensation - Summary of Units Granted Under Deferred Share and Other Plans (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	466	469
Units granted, weighted average fair value | $ / shares	$ 130.61	$ 131.49
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	4,231	3,794
Units granted, weighted average fair value | $ / shares	$ 110.32	$ 125.22
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	2,362	2,220
Units granted, weighted average fair value | $ / shares	$ 131.41	$ 129.65
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	103	92
Units granted, weighted average fair value | $ / shares	$ 126.81	$ 135.44
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	1,506	1,083
Units granted, weighted average fair value | $ / shares	$ 130.12	$ 128.5
Deferred Share and Other Plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	8,668	7,658
Units granted, weighted average fair value | $ / shares	$ 120.79	$ 127.48